CONDENSED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (Parenthetical) - $ / shares	Jun. 30, 2021	Dec. 31, 2020	Dec. 15, 2020
Class A subject to possible redemption, shares		34,500,000
Class A subject to possible redemption, redemption value per share		$ 10.00
Sponsor | Private Placement Warrants
Number of warrants sold		4,450,000
Warrants sold, price per warrant		$ 2.00
Class F Common Stock
Common stock, par value	$ 0.0001	0.0001
Class A Common Stock
Common stock, par value	$ 0.0001	0.0001	$ 0.0001
Sale of stock, price per unit		$ 10.00
Class A subject to possible redemption, shares	34,500,000	34,500,000
Class A subject to possible redemption, redemption value per share	$ 10	$ 10